As filed with the Securities and Exchange Commission on April 11, 2016.

No. 333-207937
No. 811-23108

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. 4	[x]
Post-Effective Amendment No.	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 4	[x]

Amplify ETF Trust
(Exact Name of Registrant as Specified in Charter)

3250 Lacey Road, Suite 130
 Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (630) 464-7600

Christian Magoon
Amplify ETF Trust
3250 Lacey Road, Suite 130
 Downers Grove, IL 60515
(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

It is proposed that this filing will become effective (check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	On (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to section 8(a), may determine.

Contents of Pre-Effective Amendment No. 4

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A - Prospectus for Amplify Online Retail ETF incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-207937) filed on April 5, 2016

Part B - Statement of Additional Information for Amplify Online Retail ETF incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-207937) filed on April 5, 2016

Part C - Other Information

Signatures

Index to Exhibits

Exhibits

Amplify ETF Trust
Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1) Declaration of Trust of the Registrant (1)

(2) Amended and Restated Declaration of Trust and Establishment and Designation of Series Attached Thereto as Schedule A (2)

(b)	By-Laws of the Registrant (2)

(c)	Not Applicable

(d)	(1) Form of Investment Management Agreement between Registrant and Amplify Investments LLC (3)

(2) Form of Investment Sub-Advisory Agreement by and between the Registrant and the Sub-Advisor (3)

(e)	Form of Distribution Agreement by and between the Registrant and Quasar Distributors LLC (3)

(f)	Not Applicable

(g)	Form of Custodian Agreement (3)

(h)	(1) Form of Subscription Agreement (3)

(2) Form of Fund Accounting Servicing Agreement (3)

(3) Form of Fund Administration Servicing Agreement (3)

(4) Form of Transfer Agent Servicing Agreement (3)

(i)	(1) Opinion and Consent of Massachusetts Counsel (5)

(2) Opinion and Consent of Chapman and Cutler LLP (5)

(j)	Consent of Independent Registered Public Accounting Firm (4)

(k)	Not Applicable

(l)	Not Applicable

(m)	Form of 12b‑1 Service Plan (3)

(n)	Not Applicable

(o)	Not Applicable

(p)	(1) Amplify Investments LLC and Amplify Funds Code of Ethics (3)

(2) Distributor Code of Ethics (3)

(3) Sub-Advisor Code of Ethics (3)

(q)	Powers of Attorney (2)

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-207937) filed on November 10, 2015.

(2)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-207937) filed on December 23, 2015.

(3)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-207937) filed on January 14, 2016.

(4)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-207937) filed on April 5, 2016.

(5)	Filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable

Item 30.	Indemnification

Section 9.5 of the Registrant’s Amended and Restated Declaration of Trust provides as follows:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Amplify Investments LLC (“Amplify”) serves as investment adviser to the funds of the Registrant. The principal business of certain of Amplify’s principal executive officers involves various activities in connection with Amplify’s advisory services. The principal address for the Amplify and the persons below is 3250 Lacey Road, Suite 130 Downers Grove, IL 60515.

 A description of any business, profession, vocation or employment of a substantial nature in which the officers of Amplify who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management of the Fund” in the Statement of Additional Information.

Item 32.	Principal Underwriter

(a)       Quasar Distributors LLC (“Quasar”) serves as principal underwriter of the shares of the Registrant. Quasar serves as principal underwriter for the following investment companies: Academy Funds Trust; Advisors Series Trust; Aegis Funds; Allied Asset Advisors Funds; Alpha Architect ETF Trust; Alpine Equity Trust; Alpine Income Trust; Alpine Series Trust; Angel Oak Funds Trust; Appleton Funds; Barrett Opportunity Fund, Inc.; Bridge Builder Trust; Bridges Investment Fund, Inc.; Brookfield Investment Funds; Brown Advisory Funds; Buffalo Funds; CG Funds Trust; Compass EMP Funds Trust; DoubleLine Funds Trust; ETF Series Solutions; Evermore Funds Trust; FactorShares Trust; First American Funds, Inc.; FundX Investment Trust; Glenmede Fund, Inc.; Glenmede Portfolios; Greenspring Fund, Inc.; Guinness Atkinson Funds; Harding Loevner Funds, Inc.; Hennessy Funds Trust; Hotchkis & Wiley Funds; Intrepid Capital Management Funds Trust; IronBridge Funds, Inc.; Jacob Funds, Inc.; Jensen Portfolio, Inc.; Kirr Marbach Partners Funds, Inc.; LKCM Funds; LoCorr Investment Trust; Lord Asset Management Trust; MainGate Trust; Managed Portfolio Series; Matrix Advisors Value Fund, Inc.; Merger Fund; Monetta Trust; Nicholas Family of Funds, Inc.; Oaktree Funds; Permanent Portfolio Family of Funds, Inc.; Perritt Funds, Inc.; PRIMECAP Odyssey Funds; Professionally Managed Portfolios; Prospector Funds, Inc.; Provident Mutual Funds, Inc.; Purisima Funds; Rainier Investment Management Mutual Funds; RBC Funds Trust; Stone Ridge Trust; Stone Ridge Trust II; Stone Ridge Trust III; Thompson IM Funds, Inc.; Trust for Advised Portfolios; Trust for Professional Managers; USA Mutuals; Wall Street Fund, Inc.; Westchester Capital Funds; Wisconsin Capital Funds, Inc.; YCG Funds

(b)        To the best of Registrant’s knowledge, the directors and executive officers of Quasar are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
James R. Schoenike (1)	President, Board Member	None
Andrew M. Strnad (2)	Vice President, Secretary	None
Joseph C. Neuberger (1)	Board Member	Chairperson and Trustee
Robert Kern (1)	Board Member	None
Susan LaFond (1)	Vice President, Treasurer	None
Joseph Bree (1)	Chief Financial Officer, Board Member	None
Teresa Cowan (1)	Senior Vice President, Assistant Secretary	None
Brett Scribner (3)	Assistant Treasurer	None

(1)	This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)	This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3)	This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)        Not Applicable

Item 33.	Location of Accounts and Records

Amplify Investments LLC, 3250 Lacey Road, Suite 130 Downers Grove, IL 60515, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

U.S. Bancorp maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by Amplify.

U.S. Bancorp also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Downers Grove, and State of Illinois, on April 11, 2016.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
President and Chief Executive
/s/ Christian Magoon	Officer		April 11, 2016
Christian Magoon

Michael DiSanto*	) Trustee )
	)	By:	/s/ Christian Magoon
John Phillips*	) Trustee )		Christian Magoon Attorney-In-Fact
	)		April 11, 2016
Rick Powers*	) Trustee )
)
Mark Tucker*	) Trustee )
)

*	Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit.

Index to Exhibits

(i)	(1) Opinion and Consent of Massachusetts Counsel

(2) Opinion and Consent of Chapman and Cutler LLP